CHANGES IN OPERATING ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
CHANGES IN OPERATING ASSETS AND LIABILITIES
Schedule of changes in operating assets and liabilities

Year ended December 31,	2013	2012	2011
(millions of Canadian dollars)
Accounts receivable and other	(789)	(122)	121
Accounts receivable from affiliates	(53)	43	(17)
Inventory	(315)	42	93
Deferred amounts and other assets	(25)	(380)	(322)
Accounts payable and other	832	(319)	421
Accounts payable to affiliates	46	(48)	41
Interest payable	25	15	7
Other long-term liabilities	(130)	109	57
	(409)	(660)	401